Receivables Monetization (Tables)	12 Months Ended
Dec. 31, 2012
Receivables Monetization [Abstract]
Effect on Income From Receivables Monetization and Cash Flows on Transfers
Effect on Income from Receivables Monetization and Cash Flows on Transfers
Year ended December 31 (in millions)	2012	2011
Interest (expense)	$(12)	$-
Net (loss) gain on sale(a)	$(1)	$(36)
Net cash proceeds (payments) on transfers(b)	$(86)	$(237)

Receivables Monetized and Deferred Consideration
Receivables Monetized and Deferred Consideration
December 31 (in millions)	2012	2011
Monetized receivables sold	$791	$961
Deferred consideration	$274	$268